Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 11	$ 793	$ 634	$ (8,702)
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			42,070	$ 63,595	$ 63,595
Amount used during the year			(358)		(10,984)
Remeasurement			522		(10,541)
Closing balance	$ 42,234		$ 42,234		$ 42,070